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                    Skadden, Arps, Slate, Meagher & Flom LLP
                              333 West Wacker Drive
                            Chicago, Illinois 60606
                           Telephone: (312) 407-0700




                               September 28, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

  Re:   Van Kampen U.S. Government Trust--
        Post-Effective Amendment No. 38 to the
        Registration Statement on Form N-1A --
        Rule 485(a) Filing (File Nos. 2-89190
        and 811-3950)

Ladies and Gentlemen:

         Van Kampen U.S. Government Trust (the "Registrant") hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(a) of the general rules and regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended, (the "1933 Act Rules") and under the Investment Company Act of 1940, as amended, and the general rules and regulations of the Commission promulgated thereunder (the "1940 Act Rules").

     The purpose of this filing is to add a new class of shares, Class I Shares to the Registrant. The Registration Statement has been marked to reflect changes made to the currently effective Registration Statement, dated April 30, 2004 and filed with the Commission on April 23, 2004. The changes relate to routine update information and the addition of Class I Shares disclosure. We have also made the changes requested by the staff in the Van Kampen Enterprise Fund, Van Kampen High Income Corporate Bond Fund and Van Kampen Insured Municipal Income Fund's Registration Statement relating to Class I Shares, filed initially with the Commission on June 28, 2004 pursuant to Rule 485(a) and filed pursuant to Rule 485(b) on August 27, 2004 as became automatically effective on September 1, 2004.

     Should the staff have any questions regarding the foregoing, please call the undersigned at (312) 407-0863 or Lou Anne McInnis at (212) 762-5262.

                                        Very truly yours,

                                        /s/ Charles B. Taylor
                                        ---------------------
                                        Charles B. Taylor